Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue from related parties	$ 24,220	$ 19,205	$ 7,066